Note 11 - Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets Disclosure [Text Block]
11.	INTANGIBLE ASSETS, NET

Intangible assets consisted of the following as of December 31, 2011:

(In Thousands)

	Gross
	Carrying	Accumulated
	Amount	Amortization	Net

Developed technologies	$2,564	$(1,093)	$1,471
Customer relationship	261	(261)	-
Tradename	56	(56)	-
Other	317	(223)	94
	$3,198	$(1,633)	$1,565

Intangible assets consisted of the following as of December 31, 2010:

(In Thousands)

	Gross
	Carrying	Accumulated
	Amount	Amortization	Net

Developed technologies	$2,564	$(819)	$1,745
Customer relationship	261	(225)	36
Tradename	56	(48)	8
Other	302	(155)	147
	$3,183	$(1,247)	$1,936

An impairment charge of $1,729,000 was incurred as a result of impairment analysis on Network Security Group’s intangible assets for the year ended December 31, 2010. Please see discussions in Note 3.

F-22

Amortization expense of the intangible assets acquired was $379,000, $608,000, and $663,000 for years ended December 31, 2011, 2010, and 2009, respectively.  The estimated amortization expense of the intangible assets as of December 31, 2011 for the coming five years is as follows:

(In Thousands)

Year
2012	$336
2013	305
2014	274
2015	273
2016	191

Total	$1,379